POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 6 of the prospectus for the PowerShares Buyback AchieversTM Portfolio:

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year		Since Inception (12/20/06)
Return Before Taxes	17.99%		0.15%
Return After Taxes on Distributions	17.86%		(0.14)%
Return After Taxes on Distributions and Sale of Fund Shares	11.69%		(0.06)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%		(0.82)%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	16.23%		(3.19)%
Share BuyBack AchieversTM Index (reflects no deduction for fees, expenses or taxes)	18.74	%(1)	0.91	%(1)

(1) The Index Provider recalculated the average annual total returns for the Share BuyBack AchieversTM Index as of December 31, 2010. As a result, the returns for the Share BuyBack AchieversTM Index shown in the table above have been restated from 18.68% for the one-year period and 0.87% for the period since inception.

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 11 of the prospectus for the PowerShares Dividend AchieversTM Portfolio:

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year		Five Years		Since Inception (9/15/05)
Return Before Taxes	14.89%		0.81%		1.13%
Return After Taxes on Distributions	14.06%		0.04%		0.36%
Return After Taxes on Distributions and Sale of Fund Shares	9.65%		0.24%		0.52%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%		2.29%		2.70%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	16.23%		1.45%		1.83%
Broad Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	15.59	%(1)	1.46	%(1)	1.79	%(1)

(1) The Index Provider recalculated the average annual total returns for the Broad Dividend AchieversTM Index as of December 31, 2010. As a result, the returns for the Broad Dividend AchieversTM Index shown in the table above have been restated from 14.99% for the one-year period, 1.08% for the five-year period and 1.43% for the period since inception.

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 22 of the prospectus for the PowerShares High Yield Equity Dividend AchieversTM Portfolio:

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

	One Year		Five Years		Since Inception (12/9/04)
Return Before Taxes	20.61%		(5.72)%		(4.02)%
Return After Taxes on Distributions	18.82%		(7.23)%		(5.48)%
Return After Taxes on Distributions and Sale of Fund Shares	13.29%		(5.56)%		(4.12)%
Dow Jones U.S. Select Dividend Index	18.32%		0.57%		1.30%
S&P Citigroup Large Cap Value Index (reflects no deduction for fees, expenses or taxes)	15.10%		0.87%		2.19%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%		2.29%		3.25%
Mergent Dividend AchieversTM 50 Index (reflects no deduction for fees, expenses or taxes)	21.09	%(1)	(5.43	)%(1)	(3.68	)%(1)

(1) The Index Provider recalculated the average annual total returns for the Mergent Dividend AchieversTM 50 Index as of December 31, 2010. As a result, the returns for the Mergent Dividend AchieversTM 50 Index shown in the table above have been restated from 19.07% for the one-year period, (6.91)% for the five-year period and (5.10)% for the period since inception.

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 27 of the prospectus for the PowerShares International Dividend AchieversTM Portfolio:

Average Annual Total Returns for the Periods Ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	One Year		Five Years		Since Inception (9/15/05)
Return Before Taxes	13.64%		3.38%		3.83%
Return After Taxes on Distributions	12.50%		2.20%		2.67%
Return After Taxes on Distributions and Sale of Fund Shares	8.82%		2.20%		2.60%
Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)	10.46%		5.62%		6.38%
MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)	3.25%		1.37%		2.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%		2.29%		2.70%
International Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	14.40	%(1)	4.11	%(1)	4.56	%(1)

(1) The Index Provider recalculated the average annual total returns for the International Dividend AchieversTM Index as of December 31, 2010. As a result, the returns for the International Dividend AchieversTM Index shown in the table above have been restated from 13.17% for the one-year period, 3.05% for the five-year period and 3.53% for the period since inception.

Please Retain This Supplement For Future Reference.

P-PS-PRO-1 SUP-1 042012